EXHIBIT 99.21

LINK TO PRIOR FILING

Verus Securitization Trust 2020-3, filed June 17, 2020.

•	https://www.sec.gov/Archives/edgar/data/0001781495/000110465920074145/0001104659-20-074145-index.htm